 As filed with the Securities and Exchange Commission on November 19, 2004

                                              1933 Act Registration No. 33-19338
                                             1940 Act Registration No. 811-05426

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                       X
                                                                             ---
         Pre-Effective Amendment No.
                                     ---                                     ---


         Post-Effective Amendment No.  69                                     X
                                      ---                                    ---


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940               X
                                                                             ---

         Amendment No.  70
                       ---


                        (Check appropriate box or boxes.)

                              AIM INVESTMENT FUNDS
               --------------------------------------------------
               (Exact name of Registrant as Specified in Charter)

                 11 Greenway Plaza, Suite 100, Houston, TX 77046
               ---------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (713) 626-1919
                                                          ---------------

                                Robert H. Graham
                          11 Greenway Plaza, Suite 100
                              Houston, Texas 77046
                     --------------------------------------
                     (Name and Address of Agent of Service)

                                    Copy to:

Joel R. Messina                                    Martha J. Hays, Esq.
A I M Advisors, Inc.                      Ballard Spahr Andrews & Ingersoll, LLP
11 Greenway Plaza, Suite 100                  1735 Market Street, 51st Floor
Houston, Texas 77046                      Philadelphia, Pennsylvania  19103-7599

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective (check appropriate box)

       immediately upon filing pursuant to paragraph (b)
  ---

   X   on December 1, 2004 pursuant to paragraph (b)
  ---

       60 days after filing pursuant to paragraph (a)(1)
  ---
       on (date) pursuant to paragraph (a)(1)
  ---
       75 days after filing pursuant to paragraph (a)(2)
  ---
       on (date) pursuant to paragraph (a)(2) of rule 485.
  ---

If appropriate, check the following box:

   X   This post-effective amendment designates a new effective date for a
  ---  previously filed post-effective amendment.

                       Contents of Registration Statement


Cover Page

Contents of Registration Statement

Prospectus for AIM Trimark Fund (Class A, Class B, Class C and Class R shares) - incorporated by reference to Post-Effective Amendment No. 67 to the Registrant's Registration Statement on Form N-1A filed on August 31, 2004 - Edgar Accession No. 0000950129-04-006686.

Statement of Additional Information relating to the Class A, Class B, Class C and Class R shares, as applicable, of AIM Developing Markets Fund, AIM Global Health Care Fund, AIM Libra Fund, AIM Trimark Endeavor Fund, AIM Trimark Fund and AIM Trimark Small Companies Fund - incorporated by reference to Post-Effective Amendment No. 67 to the Registrant's Registration Statement on Form N-1A filed on August 31, 2004 - Edgar Accession No. 0000950129-04-006686.

Prospectus for AIM Trimark Endeavor Fund, AIM Trimark Fund and AIM Trimark Small Companies Fund (Institutional Class shares) - incorporated by reference to Post-Effective Amendment No. 67 to the Registrant's Registration Statement on Form N-1A filed on August 31, 2004 - Edgar Accession No. 0000950129-04-006686.

Statement of Additional Information relating to the Institutional Class shares of AIM Trimark Endeavor Fund, AIM Trimark Fund and AIM Trimark Small Companies Fund - incorporated by reference to Post-Effective Amendment No. 67 to the Registrant's Registration Statement on Form N-1A filed on August 31, 2004 - Edgar Accession No. 0000950129-04-006686.

Part C - incorporated by reference to Post-Effective Amendment No. 67 to the Registrant's Registration Statement on Form N-1A filed on August 31, 2004 - Edgar Accession No. 0000950129-04-006686.

Signature Page

The sole purpose of this filing is to delay the effective date for the Registrant's Post-Effective Amendment No. 68 to the Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 29, 2004 to December 1, 2004. Post-Effective Amendment No. 68 delayed the effective date of Post-Effective Amendment No. 67 filed with the Securities and Exchange Commission on August 31, 2004 from November 1, 2004 to November 19, 2004.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 19th day of November, 2004.

                           REGISTRANT: AIM INVESTMENT FUNDS

                                   By:  /s/ Robert H. Graham
                                       ----------------------------------------
                                       Robert H. Graham, President

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

                  SIGNATURES                                            TITLE                             DATE
                  ----------                                            -----                             ----

             /s/ Robert H. Graham                                 Trustee & President                November 19, 2004
         -----------------------------                      (Principal Executive Officer)
              (Robert H. Graham)

              /s/ Bob R. Baker*                                        Trustee
         -----------------------------
                 (Bob R. Baker)

              /s/ Frank S. Bayley*                                     Trustee
         -----------------------------
                (Frank S. Bayley)

              /s/ James T. Bunch*                                      Trustee
         -----------------------------
                (James T. Bunch)

              /s/ Bruce L. Crockett*                              Trustee and Chair
         -----------------------------
               (Bruce L. Crockett)

              /s/ Albert R. Dowden*                                    Trustee
         -----------------------------
               (Albert R. Dowden)

              /s/ Edward K. Dunn, Jr.*                                 Trustee
         -----------------------------
              (Edward K. Dunn, Jr.)

              /s/ Jack M. Fields*                                      Trustee
         -----------------------------
                (Jack M. Fields)

              /s/ Carl Frischling*                                     Trustee
         -----------------------------
                (Carl Frischling)

              /s/ Gerald J. Lewis*                                     Trustee
         -----------------------------
                (Gerald J. Lewis)

              /s/ Prema Mathai-Davis*                                  Trustee
         -----------------------------
              (Prema Mathai-Davis)

              /s/ Lewis F. Pennock*                                    Trustee
         -----------------------------
               (Lewis F. Pennock)

              /s/ Ruth H. Quigley*                                     Trustee
         -----------------------------
               (Ruth H. Quigley)


              /s/ Louis S. Sklar*                                      Trustee
         -----------------------------
               (Louis S. Sklar)

              /s/ Larry Soll*                                          Trustee
         -----------------------------
                  (Larry Soll)

              /s/ Mark H. Williamson*                                 Trustee &
         -----------------------------                        Executive Vice President
             (Mark H. Williamson)

                                                             Vice President & Treasurer                     November 19, 2004
              /s/ Sidney M. Dilgren                           (Principal Financial and
         -----------------------------                           Accounting Officer)
              (Sidney M. Dilgren)

  *By    /s/ Robert H. Graham                                                                               November 19, 2004
         -----------------------------
                Robert H. Graham
                Attorney-in-Fact

* Original Powers of Attorney authorizing Robert H. Graham and Kevin M. Carome, and each of them, to execute this Registration Statement of the Registrant on behalf of the above-named trustees and officers of the Registrant have been filed with the Securities and Exchange Commission as exhibits with the Registration Statement of AIM Stock Funds on Form N-1A on November 17, 2004 and hereby are incorporated by reference.